Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 8,649,947	¥ 6,443,748
Liabilities	10,496,855	6,966,336
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,916,986,563	1,615,938,636
Assets	7,682,264	5,800,033
Liabilities	8,087,582	5,394,678
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,893,477	2,839,549
Assets	21,500	21,967
Liabilities	27,282	27,480
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,539,516	1,549,764
Assets	4,989	2,369
Liabilities	16,645	22,547
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,502,814	1,508,262
Assets	4,738	2,133
Liabilities	16,442	21,975
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	36,702	41,502
Assets	251	236
Liabilities	203	572
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,353,961	1,289,785
Assets	16,511	19,598
Liabilities	10,637	4,933
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,347,591	1,282,915
Assets	16,456	19,489
Liabilities	10,542	4,925
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,370	6,870
Assets	55	109
Liabilities	¥ 95	¥ 8